Employee Benefits (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of defined benefit plans [abstract]
Summary of Defined Benefit Plans Amount Recognized in Group's Financial Statements

				(Dollars in millions)
	Gratuity		Pension
	As of		As of
	March 31, 2026	March 31, 2025	March 31, 2026	March 31, 2025
Change in benefit obligations
Benefit obligations at the beginning	294	253	138	122
Transfer	—	1	—	—
Service cost	49	40	6	6
Interest expense	20	17	2	2
Remeasurements - Actuarial losses / (gains)	(3)	12	9	8
Past service cost - plan amendments (Refer to note 2.13)	136	—	—	—
Employee contribution	—	—	5	4
Benefits paid	(24)	(22)	10	(7)
Translation differences	(39)	(7)	14	3
Benefit obligations at the end	433	294	184	138
Change in plan assets
Fair value of plan assets at the beginning	319	249	133	119
Interest Income	21	18	2	2
Remeasurements – Returns on plan assets excluding amounts included in interest income	6	2	8	7
Employer contribution	163	77	7	5
Employee contribution	—	—	5	4
Benefits paid	(23)	(21)	10	(7)
Translation differences	(42)	(6)	12	3
Fair value of plan assets at the end	444	319	177	133
Funded status	11	25	(7)	(5)
Defined benefit plan asset	20	33	1	2
Defined benefit plan liability	(9)	(8)	(8)	(7)

The following tables set out the funded status of the defined benefit provident fund plan of Infosys Limited and the amounts recognized in the Group's financial statements as of March 31, 2026, and March 31, 2025:

		(Dollars in millions)
	As of
	March 31, 2026	March 31, 2025
Change in benefit obligations
Benefit obligations at the beginning	1,622	1,424
Service cost	123	113
Employee contribution	230	199
Interest expense	106	102
Actuarial (gains) / loss	11	26
Benefits paid	(218)	(204)
Translation differences	(177)	(38)
Benefit obligations at the end	1,697	1,622
Change in plan assets
Fair value of plan assets at the beginning	1,629	1,416
Interest income	107	101
Remeasurements- Return on plan assets excluding amounts included in interest income	(47)	29
Employee contribution	230	199
Employer contribution	132	125
Benefits paid	(218)	(204)
Translation differences	(174)	(37)
Fair value of plan assets at the end	1,659	1,629
Funded status surplus/(deficit)	(38)	7
Irrecoverable surplus - effect of asset ceiling	—	(7)
Net defined benefit asset/ (liability)(Refer note 2.5)	(38)	—

Summary of Defined Benefit Plan

Amount for fiscal 2026, 2025 and 2024 recognized in the consolidated statement of comprehensive income under employee benefit expense:

					(Dollars in millions)
		Gratuity		Pension
		Year ended March 31,		Year ended March 31,
	2026	2025	2024	2026	2025	2024
Service cost	49	40	37	6	6	6
Net interest on the net defined benefit liability / (asset)	(1)	(1)	—	—	—	—
Past service cost - plan amendments (Refer to note 2.13)	136	—	—	—	—	(4)
Net cost	184	39	37	6	6	2

Amount for fiscal 2026, 2025 and 2024 recognized in consolidated statement of other comprehensive income:

					(Dollars in millions)
	Gratuity			Pension
	Year ended March 31,			Year ended March 31,
	2026	2025	2024	2026	2025	2024
Re-measurements of the net defined benefit liability / (asset)
Actuarial (gains) / losses	(3)	12	4	9	8	3
(Return) / loss on plan assets excluding amounts included in the net interest on the net defined benefit liability / (asset)	(6)	(2)	(2)	(8)	(7)	(2)
Total	(9)	10	2	1	1	1

Breakup of actuarial (gains) / losses for fiscal 2026, 2025 and 2024 is as follows:

					(Dollars in millions)
	Gratuity			Pension
	Year ended March 31,			Year ended March 31,
	2026	2025	2024	2026	2025	2024
(Gain) / loss from change in demographic assumptions	—	—	—	(4)	—	—
(Gain) / loss from change in financial assumptions	(1)	5	1	3	5	3
(Gain) / loss from experience adjustments	(2)	7	3	10	3	—
	(3)	12	4	9	8	3

The gratuity and pension cost recognized in the statement of comprehensive income apportioned between cost of sales, selling and marketing expenses and administrative expenses on the basis of direct employee cost is as follows:

					(Dollars in millions)
	Gratuity			Pension
	Year ended March 31,			Year ended March 31,
	2026	2025	2024	2026	2025	2024
Cost of sales	165	35	34	6	6	2
Selling and marketing expenses	13	3	2	—	—	—
Administrative expenses	6	1	1	—	—	—
	184	39	37	6	6	2

Superannuation contributions have been apportioned between cost of sales, selling and marketing expenses and administrative expenses on the basis of direct employee cost as follows:

(Dollars in millions)
		Year ended March 31,
	2026	2025	2024
Cost of sales	58	55	56
Selling and marketing expenses	5	4	4
Administrative expenses	2	2	2
	65	61	62

Amount for fiscal 2026, 2025 and 2024 recognized in net profit in the statement of comprehensive income comprises the following components:

	(Dollars in millions)
	Year ended March 31,
	2026	2025	2024
Service cost	123	113	106
Net interest on the net defined benefit liability	—	—	3
Net provident fund cost	123	113	109

Amount for fiscal 2026, 2025 and 2024 recognized in the consolidated statement of other comprehensive income:

		(Dollars in millions)
	Year ended March 31,
	2026	2025	2024
Remeasurements of the net defined benefit liability/ (asset)
Actuarial (gains) / losses	11	26	12
(Return) / loss on plan assets excluding amounts included in the net interest on the net defined benefit liability/(asset)	47	(29)	(28)
Irrecoverable surplus - effect of asset ceiling	(7)	7	—
Net interest on the net defined benefit asset	(1)	—	—
	50	4	(16)

Provident fund contributions have been apportioned between cost of sales, selling and marketing expenses and administrative expenses on the basis of direct employee cost as follows:

(Dollars in millions)
	Year ended March 31,
	2026	2025	2024
Cost of sales	153	141	137
Selling and marketing expenses	12	10	10
Administrative expenses	6	5	5
	171	156	152
Employee benefit costs include:

(Dollars in millions)
	Year ended March 31,
	2026	2025	2024
Salaries and bonus (1)	10,444	9,903	9,729
Defined contribution plans	97	80	81
Defined benefit plans	341	182	171
	10,882	10,165	9,981

(1)
Includes stock compensation expense of $108 million, $95 million and $79 million for fiscal 2026, 2025 and 2024, respectively. (Refer to Note 2.17)

The employee benefit cost is recognized in the following line items in the consolidated statement of comprehensive income:

(Dollars in millions)
	Year ended March 31,
	2026	2025	2024
Cost of sales	9,739	9,151	8,998
Selling and marketing expenses	766	677	656
Administrative expenses	377	337	327
	10,882	10,165	9,981

Summary of Weighted-Average Assumptions

The weighted-average assumptions used to determine benefit obligations as of March 31, 2026, and March 31, 2025 are set out below:

	Gratuity		Pension
	As of		As of
	March 31, 2026	March 31, 2025	March 31, 2026	March 31, 2025
Discount rate	6.5%	6.5%	1.1%-4.2%	0.9%-3.7%
Weighted average rate of increase in compensation levels	6.0%	6.0%	1%-3.3%	1%-3%
Weighted average duration of defined benefit obligation	5.7 years	5.7 years	12 years	13 years

The weighted-average assumptions used to determine net periodic benefit cost for fiscal 2026, 2025 and 2024 are set out below:

	Gratuity			Pension
	Year ended March 31,			Year ended March 31,
	2026	2025	2024	2026	2025	2024
Discount rate for the year	6.5%	7.0%	7.1%	0.9%-3.7%	1.5%-3.4%	1.8%-3.8%
Weighted average rate of increase in compensation levels	6.0%	6.0%	6.0%	1%-3.3%	1.0%-3.0%	1.0%-3.0%

Discount rate

For domestic defined benefit plan in India, the market for high quality corporate bonds being not developed, the yield of government bonds is considered as the discount rate. For most of our overseas defined benefit plan, given that the market for high quality corporate bonds is not developed, the Government bond rate adjusted for corporate spreads is used.

Weighted average rate of increase in compensation levels

The average rate of increase in compensation levels is determined by the Company, considering factors such as, the Company’s past compensation revision trends, inflation in respective markets and management’s estimate of future salary increases.

Attrition rate

Attrition rate considered is the management’s estimate based on the past long-term trend of employee turnover in the Company. The tenure has been considered taking into account the past long-term trend of employees' average remaining service life which reflects the average estimated term of post-employment benefit obligation.

Assumptions used in determining the present value obligation of the defined benefit plan under the Deterministic Approach:

	As of
	March 31, 2026	March 31, 2025
Government of India (GOI) bond yield (1)	6.50%	6.50%
Expected rate of return on plan assets	8.25%	8.00%
Remaining term to maturity of portfolio	6 years	6 years
Expected guaranteed interest rate	8.25%	8.25%

(1)
In India, the market for high quality corporate bonds being not developed, the yield of government bonds is considered as the discount rate. The tenure has been considered taking into account the past long-term trend of employees’ average remaining service life which reflects the average estimated term of the post-employment benefit obligations.

Summary of Sensitivity of Significant Assumptions Used for Valuation of Defined Benefit Obligation

These defined benefit plans expose the Group to actuarial risk which are set out below:

Interest rate risk:

The present value of the defined benefit plan liability is generally calculated using a discount rate determined by reference to government bond yields and in certain overseas jurisdictions, it is calculated in reference to government bond yield adjusted for a corporate spread. If bond yields fall, the defined benefit obligation will tend to increase.

Life expectancy and investment risk:

The pension fund offers the choice between a lifelong pension and a cash lump sum upon retirement. The pension fund has defined rates for converting the lump sum to a pension and there is the risk that the members live longer than implied by these conversion rates and that the pension assets don’t achieve the investment return implied by these conversion rates.

Asset volatility:

A proportion of the pension fund is held in equities, which is expected to outperform corporate bonds in the long term but give exposure to volatility and risk in the short term. The pension fund board of insurer is responsible for the investment strategy and equity allocation is justified given the long-term investment horizon of the pension fund and the objective to provide a reasonable long term return on members’ account balances.

Sensitivity of significant assumptions used for valuation of defined benefit obligation:

		(Dollars in millions)
Impact from	As of March 31, 2026
	Gratuity	Pension
	1% point increase / decrease	0.5% point increase / decrease
Discount rate	22	7
Weighted average rate of increase in compensation levels	23	1

Summary of Maturity Profile of Defined Benefit Obligation	Maturity profile of defined benefit obligation:

(Dollars in millions)
	Gratuity	Pension
Within 1 year	76	12
1 - 2 year	62	13
2 - 3 year	57	12
3 - 4 year	52	12
4 - 5 year	48	13
5 - 10 years	175	59

Summary of Various Categories of Plan Assets

Particulars	Pension
	As of
	March 31, 2026	March 31, 2025
Equity	37%	34%
Bonds	21%	30%
Real Estate/Property	23%	26%
Cash and Cash Equivalents	1%	1%
Other	18%	9%

The breakup of the plan assets into various categories as of March 31, 2026, and March 31, 2025 are as follows:

	As of
	March 31, 2026	March 31, 2025
Central and State Government bonds	63%	60%
Public sector undertakings and Private sector bonds	26%	28%
Cash and cash equivalents	3%	4%
Others	8%	8%